Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets and liabilities
Schedule of financial assets

	December 31,		December 31,
	2023		2022
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Interest rate cap	US$	1,683	US$	1,585
Total derivative financial assets	US$	1,683	US$	1,585

Presented on the consolidated statements of financial position as follows:
Current	US$	—	US$	—
Non-current	US$	1,683	US$	1,585

Schedule of short-term and long-term debt

		December 31,		December 31,
		2023		2022
I.	In June 2019 the Company issued in the Mexican Market, an Asset backed trust notes (“CEBUR”), in Mexican pesos, with maturity date on June 20th, 2024, bearing annual interest rate of TIIE plus 175 basis points.	US$	14,799	US$	38,737

II.	In October 2021 the Company issued in the Mexican Market a second tranche of its Asset backed trust notes (“CEBUR”), in Mexican pesos, with maturity date on October 20th, 2026, bearing annual interest rate at TIIE plus 200 basis points, along with a 25 basis points adjustment[1].		83,859		77,473

III.	In September 2023 the Company issued in the Mexican Market a third tranche of its Asset backed trust notes (“CEBUR”), in Mexican pesos, with maturity date on September 20th, 2028, bearing annual interest rate at TIIE plus 215 basis points.		88,792		—

IV.	The company acquired a working capital facility with Banco Sabadell S.A, Institución de banca multiple (“Sabadell”) with national currency, bearing annual interest rate of TIIE plus 240 basis points.		—		10,330

V.	Revolving credit line with Banco Santander, S.A., (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on June 8, 2027, bearing annual interest rate of SOFR plus a spread of 298 basis points, along with a 5 basis points adjustment (1).		57,855		38,635

VI.	Pre-delivery payments financing with JSA International U.S. Holdings, LLC, with maturity date on November 30, 2025, bearing annual interest of SOFR plus a spread of 300 basis points, along with an additional adjustment up to 26 basis points.		35,983		27,962

VII.	Pre-delivery payments financing with GY Aviation Lease 1714 Co. Limited, with maturity date on November 30, 2025, bearing annual interest of SOFR plus a spread of 425 basis points, along with an additional adjustment up to 26 basis points.		64,495		15,880

VIII.	Pre-delivery payments financing with Incline II B Shannon 18 Limited, with maturity date on May 31, 2025, bearing annual interest of SOFR plus a spread of 390 basis points.		107,178		48,048

IX.	Pre-delivery payments financing with Oriental Leasing 6 Company Limited, with maturity date on May 31, 2026, bearing annual interest of SOFR plus a spread of 200 basis points, along with an additional adjustment up to 26 basis points.		43,129		7,382

X.	The company acquired a short-term working capital facility with Banco Actinver S.A, Institución de banca multiple (“Actinver”) in Mexican pesos, bearing an annual interest rate of TIIE plus 250 basis points.		—		7,747

XI.	Financing for the acquisition of engines with Tarquin Limited, with maturity on September 7, 19 and 25 of 2026, bearing an annual interest of 6.20%		44,052		—

XII.	Financing for the acquisition of engines with NBB-V11218 Lease Partnership, with maturity on September 29 of 2026, bearing an annual interest of 6.20%.		8,821		—

XIII.	Financing for the acquisition of engines with NBB-V11951 Lease Partnership, with maturity on September 29 of 2026, bearing an annual interest of 6.20%.		8,143		—

XIV.	Financing for the acquisition of several engines with Wilmington Trust SP Services (Dublin) Limited (not in its individual capacity but solely as Owner Trustee) for the acquisition of several engines, with maturity in September and October 2026, bearing an annual interest of 7.16%.		71,507		—

XV.	Financing for the acquisition of engines with NBB Pintail Co., LTD, with maturity date on November 27 of 2026, bearing an annual interest of 6.99%.		20,540		—

XVI.	Transaction costs to be amortized		(3,158)		(1,034)

XVII.	Accrued interest and other financial cost		7,070		1,875
			653,065		273,035
	Less: Short-term maturities		220,289		112,148
	Long-term Financial debt	US$	432,776	US$	160,887

Schedule of principal payments of financial debt and accrued interest

			January 2025-		January 2026-
	Within one		December		December		January 2027-
	year		2025		2026		onwards		Total
Santander/Bancomext	US$	42,908	US$	14,947	US$	—	US$	—	US$	57,855
CEBUR program		44,396		29,597		35,764		77,693		187,450
JSA International U.S. Holdings, LLCA		15,130		20,853		—		—		35,983
GY Aviation Lease 1714 Co. Limited		25,907		38,588		—		—		64,495
Incline II B Shannon 18 Limited		73,373		33,805		—		—		107,178
Oriental Leasing 6 Company Limited		—		43,129		—		—		43,129
Tarquin Limited		2,241		2,384		2,536		36,891		44,052
Lease Partnership NBB –V11218		726		772		822		6,501		8,821
Lease Partnership NBB – V11951		670		712		758		6,003		8,143
Wilmington Trust SP Services (Dublin) Limited		7,775		8,373		9,001		46,358		71,507
NBB Pintail Co. LTD		745		799		857		18,139		20,540
Financial debt		213,871		193,959		49,738		191,585		649,153
Accrued interest		7,070		—		—		—		7,070
Projected interest		54,034		29,366		18,279		20,002		121,681
Total	US$	274,975	US$	223,325	US$	68,017	US$	211,587	US$	777,904

Schedule of changes in liabilities from financing activities

							Foreign		Current vs non-
	January 1,		Net cash		Accrued		exchange		current				Conversion		December 31,
	2023		Flows		Interest (1)		movement		reclassification		Other		effects		2023
Current interest-bearing loans and borrowings	US$	112,148	US$	(22,356)	US$	5,118	US$	(739)	US$	121,804	US$	(479)	US$	4,793	US$	220,289
Non-current interest -bearing loans and borrowings		160,887		381,255		—		—		(121,804)		(1,454)		13,892		432,776
Total liabilities from financing activities	US$	273,035	US$	358,899	US$	5,118	US$	(739)	US$	—	US$	(1,933)	US$	18,685	US$	653,065

							Foreign		Current vs non-
	January 1,		Net cash		Accrued		exchange		current				Conversion		December 31,
	2022		Flows		Interest (1)		movement		reclassification		Other		effects		2022
Current interest-bearing loans and borrowings	US$	196,898	US$	(152,984)	US$	761	US$	739	US$	65,063	US$	124	US$	1,547	US$	112,148
Non-current interest -bearing loans and borrowings		108,039		111,776		—		—		(65,063)		442		5,693		160,887
Total liabilities from financing activities	US$	304,937	US$	(41,208)	US$	761	US$	739	US$	—	US$	566	US$	7,240	US$	273,035

(1) This balance is net of interest provisions and interest effectively paid as of December 31, 2023 and 2022, respectively.